                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):                       [   ]
    is a restatement.
                                                            [   ]
    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Feirstein, Barry R.
Address: 390 Park Avenue
         4th Floor
         New York, New York 10022

Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (646) 521-8300

Signature, Place, and Date of Signing:

    /s/ Barry Feirstein   New York, New York  February 13, 2002
    ____________________  __________________  _________________
    [Signature]              [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $225,623,403



List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]


                                                   Form 13F INFORMATION TABLE
                                                         Barry Feirstein
                                                        December 31, 2001

    ITEM 1            ITEM 2      ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------         --------    --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                      TITLE      CUSIP         MARKET    SHRS OR   SH/ PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER       OF CLASS    NUMBER        VALUE     PRN AMT   PRN CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------       --------    ------        ------    -------   --- ----  ---- ------ ------  --------  ----   ------   ----
ADAPTEC               Common     00651F108    5,075,000     350,000           X                           350,000
AMGEN INC             Common     031162100    5,644,000     100,000           X                           100,000
APOLLO GROUP INC COM
  UNV PHOENX          Common     037604204    1,629,500      50,000           X                            50,000
ARCH COAL INC COM     Common     039380100    2,270,000     100,000           X                           100,000
BAUSCH & LOMB         Common     071707103    3,766,000     100,000           X                           100,000
BOTTOMLINE TECH DEL
  COM                 Common     101388106    1,624,500     150,000           X                           150,000
CALPINE CORP COMMON   Common     131347106   16,790,000   1,000,000           X                         1,000,000
CAMECO CORP COM       Common     13321L108   24,760,000   1,000,000           X                         1,000,000
CEPHALON INC          Common     156708109   17,006,625     225,000           X                           225,000
CREE RESH INC         Common     225447101    1,473,000      50,000           X                            50,000
DIAMOND OFFSHORE
  DRILLING            Common     25271C102    3,040,000     100,000           X                           100,000
DIGENE CORP           Common     253752109    8,850,000     300,000           X                           300,000
DIGITAL RIVER INC.    Common     25388B104    1,592,000     100,000           X                           100,000
DIRECT FOCUS INC      Common     254931108    6,240,000     200,000           X                           200,000
EBAY INC COM          Common     278642103    3,345,000      50,000           X                            50,000
ECOLLEGE COM          Common     27887E100      317,000     100,000           X                           100,000
EMCORE CORP COM       Common     290846104    3,113,675     231,500           X                           231,500
GENESIS MICROCHIP     Common     371933102    6,612,000     100,000           X                           100,000
GLOBESPAN VIRATA INC  Common     37957V106    6,475,000     500,000           X                           500,000
HARRIS INTERACTIVE
  INC COM             Common     414549105      580,000     200,000           X                           200,000
HISPANIC BROADCASTING
   CL                 Common     43357B104    1,275,000      50,000           X                            50,000
IDT CORP COM          Common     448947101      195,100      10,000           X                            10,000
INTERSIL HOLDING CORP
   CL A               Common     46069S109    1,612,500      50,000           X                            50,000
KOS PHARMACEUTICALS   Common     500648100    1,730,000      50,000           X                            50,000
L-3 COMMUNICATIONS
  HLDGS COM           Common     502424104    6,300,000      70,000           X                            70,000
LIBERTY MEDIA GROUP   Common     530718105    5,600,000     400,000           X                           400,000
LOCKHEED MARTIN CORP
  COM                 Common     539830109    4,667,000     100,000           X                           100,000
MARVELL TECH GROUP




  LTD ORD             Common     G5876H105    3,582,000     100,000           X                           100,000
MCAFEE ASSOCS INC     Common     579062100      847,750      25,000           X                            25,000
MILLICOM INTL
  CELLULAR SA         Common     L6388F102    4,860,000     400,000           X                           400,000
MONSANTO CO NEW COM   Common     61166W101    6,760,000     200,000           X                           200,000
NABORS INDS           Common     629568106    3,433,000     100,000           X                           100,000
NEOFORMA COM INC COM
  NEW                 Common     640475505      364,375      12,500           X                            12,500
NEWS CORP ADR         Common     652487703    3,181,000     100,000           X                           100,000
NORTHROP GRUMMAN      Common     666807102    5,040,500      50,000           X                            50,000
NYFIX INC COM         Common     670712108      500,500      25,000           X                            25,000
OPENWAVE SYS INC COM  Common     683718100    6,363,500     650,000           X                           650,000
PEABODY ENERGY CORP
  COM                 Common     704549104    2,819,000     100,000           X                           100,000
PHARMACYCLICS INC     Common     716933106    2,415,420     243,000           X                           243,000
PHOTOMEDEX INC        Common     719358103       46,250      25,000           X                            25,000
PRAXAIR INC           Common     74005P104    5,525,000     100,000           X                           100,000
PRICELINE COM INC COM Common     741503106      582,000     100,000           X                           100,000
QWEST COMMUNICATIONS  Common     749121109    2,826,000     200,000           X                           200,000
RAYTHEON CO           Common     755111507    7,143,400     220,000           X                           220,000
SIX FLAGS INC COM     Common     83001P109    3,076,000     200,000           X                           200,000
SMARTFORCE PLC ADR    Common     83170A206      247,500      10,000           X                            10,000
SPRINT CORP PCS COM
  SER 1               Common     852061506    2,441,000     100,000           X                           100,000
STILLWATER MNG        Common     86074Q102    3,700,000     200,000           X                           200,000
STUDENT ADVANTAGE
  INC COM             Common     86386Q105    1,097,208     870,800           X                           870,800
SYMANTEC CORP         Common     871503108    1,658,250      25,000           X                            25,000
TMP WORLDWIDE         Common     872941109    4,290,000     100,000           X                           100,000
UNIVISION COMMUNI-
  CATIONS             Common     914906102    1,011,500      25,000           X                            25,000
VASTERA INC COM       Common     92239N109      166,100      10,000           X                            10,000
WEBEX INC COM         Common     94767L109    2,485,000     100,000           X                           100,000
WEBSENSE INC COM      Common     947684106      801,750      25,000           X                            25,000
XM SATELLITE RADIO
  HLDG                Common     983759101    3,672,000     200,000           X                           200,000
YAHOO INC             Common     984332106    3,104,500     175,000           X                           175,000
                                            225,623,403














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